Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
21. Related Party Transactions
The following table summarizes our transactions with related parties for the years ended December 31, 2021 and 2022:

	Year ended December 31, 2021	Year ended December 31, 2022
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(30)	$(28)
Ocean Yield Malta Limited	(1,202)	(1,914)
Ultranav Business Support ApS	(936)	(1,115)
Naviera Ultranav Limitada	(25)	(15)
Norton Lilly International Inc	—	(131)

Total	$(2,193)	$(3,203)

The following table sets out the balances due from related parties as at December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$8,450	$12,334
Unigas Pool	8,049	4,009
Dan Unity	109	20
Naviera Ultranav Limitada	128	—

Total	$16,736	$16,363

The following table sets out the balances due to related parties as at December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$55,074	$48,684
Naviera Ultranav Limitada	27	51

Total	$55,101	$48,735

Naviera Ultranav Limitada:
In August 2021, in connection with Ultragas Transaction, we issued 21,202,671 new shares of our common stock, representing an approximate 27.5%
ownership interest in us, to subsidiaries of Naviera Ultranav Limitada (“Ultranav”). As of December 31, 2022, Ultranav International ApS, a wholly owned subsidiary of Ultranav remained one of our principal shareholders. They may exert considerable influence on the outcome of matters on which our shareholders are entitled to vote, including the election of our directors to our board of directors and other significant corporate actions.
Ultranav Business Support ApS:
On August 4, 2021, in connection with the Ultragas Transaction, we entered into a Transitional Services Agreement (“TSA”) with Ultranav Business Support ApS (“UBS”) to provide back office services, such as accounting and payroll, IT, treasury, financial controlling, tax and compliance, communications and CSR, HR, administrative and branding). The company pays UBS a fee for services provided of $173,659 per month.